Financial Liabilities Designated At Fair Value Through Profit Or Loss - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Financial liabilities designated at fair value through profit or loss	¥ 53,814	¥ 51,684
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability	¥ 13,595	748
Top of range [member]
Statement [Line Items]
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability		¥ 12,847